Events after the reporting period	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period	Events after the reporting periodNo events that are expected to have a material effect on the financial statements occurred after the reporting period.